INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
Investments in unconsolidated affiliates accounted for under the equity method consisted of the following:

		As of December 31,
	Ownership	2022	2021
Nikola Iveco Europe GmbH	50%	$4,142	$4,083
Wabash Valley Resources LLC	20%	57,674	57,695
Nikola - TA HRS 1, LLC	50%	1,000	—
		$62,816	$61,778
Equity in net loss of affiliates on the consolidated statements of operations for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Year Ended December 31,
	2022	2021	2020
Equity in net loss of affiliates:
Nikola Iveco Europe GmbH	$(20,394)	$(3,900)	$(637)
Wabash Valley Resources LLC	(271)	320	—
Total equity in net loss of affiliates	$(20,665)	$(3,580)	$(637)